CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended									3 Months Ended								12 Months Ended
	Dec. 16, 2013	Sep. 11, 2013	Jun. 06, 2013	Mar. 14, 2013	Dec. 14, 2012	Oct. 11, 2012	Sep. 06, 2012	Jun. 05, 2012	Mar. 08, 2012	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Storage rental																		$ 1,784,721	$ 1,733,138	$ 1,682,990
Service																		1,241,202	1,272,117	1,331,713
Total Revenues										768,532	755,639	754,721	747,031	758,467	748,125	752,165	746,498	3,025,923	3,005,255	3,014,703
Operating Expenses:
Cost of sales (excluding depreciation and amortization)																		1,288,878	1,277,113	1,245,200
Selling, general and administrative																		924,031	850,371	834,591
Depreciation and amortization																		322,037	316,344	319,499
Intangible impairments																				46,500
(Gain) Loss on disposal/write-down of property, plant and equipment, net																		(1,417)	4,400	(2,286)
Total Operating Expenses																		2,533,529	2,448,228	2,443,504
Operating Income (Loss)										97,400	140,283	131,869	122,842	102,561	153,966	158,687	141,813	492,394	557,027	571,199
Interest Expense, Net (includes Interest Income of $2,313, $2,418 and $4,208 in 2011, 2012 and 2013, respectively)																		254,174	242,599	205,256
Other Expense (Income), Net																		75,202	16,062	13,043
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes																		163,018	298,366	352,900
Provision (Benefit) for Income Taxes																		63,057	114,873	106,488
Income (Loss) from Continuing Operations										48,545	5,528	27,538	18,350	27,260	53,719	41,441	61,073	99,961	183,493	246,412
(Loss) Income from Discontinued Operations, Net of Tax																		831	(6,774)	(47,439)
Gain (Loss) on Sale of Discontinued Operations, Net of Tax																			(1,885)	200,619
Net Income (Loss)										47,861	4,957	27,440	20,534	26,186	53,751	38,917	55,980	100,792	174,834	399,592
Less: Net Income (Loss) Attributable to Noncontrolling Interests																		3,530	3,126	4,054
Net Income (Loss) Attributable to Iron Mountain Incorporated										$ 47,265	$ 4,047	$ 26,564	$ 19,386	$ 25,494	$ 52,809	$ 38,055	$ 55,350	$ 97,262	$ 171,708	$ 395,538
Earnings (Losses) per Share-Basic:
Income (Loss) from Continuing Operations (in dollars per share)										$ 0.25	$ 0.03	$ 0.14	$ 0.10	$ 0.15	$ 0.31	$ 0.24	$ 0.36	$ 0.52	$ 1.06	$ 1.27
Total Income (Loss) from Discontinued Operations (in dollars per share)													$ 0.01	$ (0.01)		$ (0.01)	$ (0.03)	$ 0.00	$ (0.05)	$ 0.79
Net Income (Loss) Attributable to Iron Mountain Incorporated (in dollars per share)										$ 0.25	$ 0.02	$ 0.14	$ 0.10	$ 0.14	$ 0.31	$ 0.22	$ 0.32	$ 0.51	$ 0.99	$ 2.03
Earnings (Losses) per Share-Diluted:
Income (Loss) from Continuing Operations (in dollars per share)										$ 0.25	$ 0.03	$ 0.14	$ 0.10	$ 0.15	$ 0.31	$ 0.24	$ 0.35	$ 0.52	$ 1.05	$ 1.26
Total Income (Loss) from Discontinued Operations (in dollars per share)													$ 0.01	$ (0.01)		$ (0.01)	$ (0.03)	$ 0.00	$ (0.05)	$ 0.78
Net Income (Loss) Attributable to Iron Mountain Incorporated (in dollars per share)										$ 0.25	$ 0.02	$ 0.14	$ 0.10	$ 0.14	$ 0.31	$ 0.22	$ 0.32	$ 0.51	$ 0.98	$ 2.02
Weighted Average Common Shares Outstanding-Basic (in shares)																		190,994	173,604	194,777
Weighted Average Common Shares Outstanding-Diluted (in shares)																		192,412	174,867	195,938
Dividends Declared per Common Share (in dollars per share)	$ 0.2700	$ 0.2700	$ 0.2700	$ 0.2700	$ 0.2700	$ 4.0600	$ 0.2700	$ 0.2700	$ 0.2500									$ 1.0800	$ 5.1200	$ 0.9375